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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01829

Columbia Acorn Trust

(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL	60606
(Address of principal executive offices)	(Address of principal executive offices)

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

Paul B. Goucher, Esq.

Columbia Management Investment Advisers, LLC

100 Park Avenue

New York, New York 10017

P. Zachary Egan

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-634-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Acorn® Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 18.9%
Auto Components 4.2%
Cooper-Standard Holding, Inc.(a) Auto Supplier: Sealing, Fuel/Brake Delivery, Fluid Transfer, Anti-Vibrate Systems	483,307	53,613,246
Gentex Corp. Manufacturer of Auto Parts	3,048,901	65,033,058
LCI Industries RV & Manufactured Home Components	338,219	33,754,256
Tenneco, Inc. Auto Parts for Emission Control, Suspension	808,472	50,464,822
Total		202,865,382
Distributors 1.2%
LKQ Corp.(a) Alternative Auto Parts Distribution	936,812	27,420,487
Pool Corp. Swimming Pool Supplies & Equipment Distributor	246,353	29,397,304
Total		56,817,791
Diversified Consumer Services 1.9%
Bright Horizons Family Solutions, Inc.(a) Child Care/Preschool Services	329,914	23,915,466
DeVry Education Group, Inc. Post Secondary Degree Services	1,166,023	41,335,515
ServiceMaster Global Holdings, Inc.(a) Pest & Termite Control, Home Warranty & Other Home Services	606,549	25,323,421
Total		90,574,402
Hotels, Restaurants & Leisure 3.8%
Domino’s Pizza, Inc. Franchisor of Pizza Restaurants	235,261	43,358,602
Dunkin’ Brands Group, Inc. Franchisor of Quick Service Restaurants	532,006	29,090,088
Papa John’s International, Inc. Franchisor of Pizza Restaurants	416,015	33,297,841
Texas Roadhouse, Inc. Rural-focused Full Service Steakhouse	840,400	37,423,012
Vail Resorts, Inc. Ski Resort Operator & Developer	208,831	40,074,669
Total		183,244,212
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 3.2%
Cavco Industries, Inc.(a) Manufactured Homes	168,370	19,598,268
iRobot Corp.(a) Home Robots (Vacuums, Pool Cleaners)	862,519	57,047,006
Leggett & Platt, Inc. Designs & Produces Diverse Products for Homes, Offices & Vehicles	487,775	24,544,838
NVR, Inc.(a) Homebuilder	24,210	51,007,565
Total		152,197,677
Internet & Direct Marketing Retail 0.7%
Wayfair, Inc., Class A(a),(b) Online Retailer of Home Furnishings	786,479	31,844,535
Leisure Products 1.2%
Brunswick Corp. Boats, Boat Engines, Exercise & Bowling Equipment	571,078	34,949,973
Polaris Industries, Inc.(b) Leisure Vehicles & Related Products	286,636	24,020,097
Total		58,970,070
Specialty Retail 2.2%
Five Below, Inc.(a) Low-price Specialty Retailer Targeting Pre-Teens, Teens & Parents	649,645	28,136,125
Monro Muffler Brake, Inc. Automotive Services	414,988	21,620,875
Tractor Supply Co. Rural Goods Retailer	546,471	37,690,105
Ulta Beauty, Inc.(a) Specialty Beauty Product Retailer	72,376	20,643,806
Total		108,090,911
Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc. Apparel Wholesaler	1,090,435	22,637,431
Total Consumer Discretionary		907,242,411
Consumer Staples 1.9%
Food & Staples Retailing 0.5%
US Foods Holding Corp.(a) U.S. Food Distributor	906,896	25,374,950

Columbia Acorn® Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.4%
Spectrum Brands Holdings, Inc. Household Product Brands	294,034	40,873,666
WD-40 Co. Manufacturer of Industrial Lubrications	228,947	24,943,776
Total		65,817,442
Total Consumer Staples		91,192,392
Energy 2.9%
Energy Equipment & Services 1.1%
Oil States International, Inc.(a) Oilfield Service Provider	589,504	19,542,058
RPC, Inc.(b) North American Onshore Oil Service	1,772,171	32,448,451
Total		51,990,509
Oil, Gas & Consumable Fuels 1.8%
Carrizo Oil & Gas, Inc.(a) Oil & Gas Producer	685,655	19,650,872
Cimarex Energy Co. Oil & Gas Producer in Texas, New Mexico & Oklahoma	202,452	24,190,990
Diamondback Energy, Inc.(a) Oil & Gas Producer in Texas	409,888	42,511,534
Total		86,353,396
Total Energy		138,343,905
Financials 10.4%
Banks 2.0%
Associated Banc-Corp. Midwest Bank	1,002,773	24,467,661
BOK Financial Corp.(b) Tulsa-based Southwest Bank	266,452	20,855,198
MB Financial, Inc. Chicago Bank	766,519	32,822,344
SVB Financial Group(a) Bank to Venture Capitalists	100,686	18,736,658
Total		96,881,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 7.5%
Affiliated Managers Group, Inc. Asset Manager Holding Company	140,103	22,968,486
Ares Capital Corp. Business Development Company	2,267,080	39,401,850
CBOE Holdings, Inc. Marketplace for Trading Options & Futures	486,752	39,460,985
Eaton Vance Corp. Specialty Mutual Funds	839,859	37,760,061
Factset Research Systems, Inc. Securities Data Purveyor	220,738	36,401,903
Interactive Brokers Group, Inc., Class A Electronic Brokerage & Market Maker	525,166	18,233,763
Lazard Ltd., Class A Corporate Advisory & Asset Management	640,918	29,475,819
MarketAxess Holdings, Inc. Bond Exchange	127,367	23,880,039
Nasdaq, Inc. Exchange Operator & Data/Market Technology Provider	496,689	34,495,051
Raymond James Financial, Inc. Full Service Wealth Management	1,062,134	80,998,339
Total		363,076,296
Consumer Finance 0.4%
Credit Acceptance Corp.(a),(b) Sub-Prime Auto Lender	99,606	19,862,432
Insurance 0.5%
CNO Financial Group, Inc. Life, Long-term Care & Medical Supplement Insurance	1,088,275	22,309,638
Total Financials		502,130,227
Health Care 21.1%
Biotechnology 4.2%
Agios Pharmaceuticals, Inc.(a) Biotech Focused on Cancer & Orphan Diseases	377,263	22,032,159
Bioverativ, Inc.(a) Biotech Company Focused on Treatments for Hemophilia and Other Blood Disorders	473,000	25,759,580
Celldex Therapeutics, Inc.(a),(b),(c) Biotech Developing Drugs for Cancer	6,019,590	21,730,720
Genomic Health, Inc.(a) Cancer Diagnostics	1,261,176	39,714,432
Kite Pharma, Inc.(a),(b) Biotech Company Focused on Novel Cancer Treatments Known as "CAR-T’s"	340,973	26,762,971

2	Columbia Acorn® Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seattle Genetics, Inc.(a) Antibody-based Therapies for Cancer	592,582	37,249,705
Ultragenyx Pharmaceutical, Inc.(a) Biotech Focused on "Ultra-Orphan" Drugs	429,022	29,079,111
Total		202,328,678
Health Care Equipment & Supplies 9.5%
Align Technology, Inc.(a) Invisalign System to Correct Malocclusion (Crooked Teeth)	990,200	113,585,842
Dentsply Sirona, Inc. Dental Supplies Manufacturer	458,186	28,609,134
Endologix, Inc.(a),(c) Minimally Invasive Treatment of Abdominal Aortic Aneurysm	4,398,852	31,847,688
Haemonetics Corp.(a) Blood and Plasma Collection Equipment	436,842	17,722,680
IDEXX Laboratories, Inc.(a) Diagnostic Equipment & Services for Veterinarians	164,261	25,396,393
LivaNova PLC(a) Neuromodulation & Cardiac Devices	705,680	34,585,377
Masimo Corp.(a) Pulse Oximetry Monitors (Blood Oxygen Levels)	405,711	37,836,608
Natus Medical, Inc.(a) Neuro-diagnostic & Newborn Care Products	981,781	38,534,904
ResMed, Inc. Medical Devices for Sleep Apnea Treatment	640,313	46,083,327
Varex Imaging Corp.(a) X-Ray Tubes, Flat Panel Detectors and Other Components for Medical and Industrial Imaging Equipment	645,850	21,700,560
Varian Medical Systems, Inc.(a) Radiation Therapy Systems, Software & Services to Treat Cancer	304,513	27,750,270
West Pharmaceutical Services, Inc. Components & Systems for Injectable Drug Delivery	411,064	33,546,933
Total		457,199,716
Health Care Providers & Services 2.6%
Centene Corp.(a) Managed Care Organization	421,956	30,068,585
HealthSouth Corp. Inpatient Rehabilitation Facilities & Home Health Care	1,766,815	75,637,350
Mednax, Inc.(a) Physician Management for Pediatric & Anesthesia Practices	292,137	20,268,465
Total		125,974,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.6%
Medidata Solutions, Inc.(a) Cloud-based Software for Drug Studies	485,632	28,016,110
Life Sciences Tools & Services 3.2%
Agilent Technologies, Inc. Provider of Systems, Consumables & Services for Life Science Labs	621,835	32,876,416
Mettler-Toledo International, Inc.(a) Laboratory Equipment	42,245	20,231,553
Pra Health Sciences, Inc.(a) Contract Research Organization	1,111,754	72,519,713
VWR Corp.(a) Distributor of Lab Supplies	1,061,463	29,933,257
Total		155,560,939
Pharmaceuticals 1.0%
Akorn, Inc.(a) Developer, Manufacturer & Distributor of Specialty Generic Drugs	1,953,090	47,030,407
Total Health Care		1,016,110,250
Industrials 19.0%
Aerospace & Defense 0.8%
HEICO Corp., Class A FAA-Approved Aircraft Replacement Parts	548,770	41,157,750
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc. International Freight Forwarder	421,370	23,803,191
Commercial Services & Supplies 3.6%
Cintas Corp. Provider of Rental Uniforms & Floor Mats	413,964	52,383,005
Copart, Inc.(a) Auto Salvage Services	564,104	34,934,961
Knoll, Inc. Office & Residential Furniture	852,877	20,307,001
Ritchie Bros. Auctioneers, Inc. Heavy Equipment Auctioneer	726,689	23,908,068
Unifirst Corp. Uniform Rental	283,644	40,121,444
Total		171,654,479
Electrical Equipment 0.4%
Acuity Brands, Inc. Commercial Lighting Fixtures	92,916	18,954,864

Columbia Acorn® Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.0%
Carlisle Companies, Inc. industrial Conglomerate	446,203	47,480,461
Machinery 6.3%
Graco, Inc. Manufacturer of Dispensing Equipment	208,865	19,662,551
Middleby Corp. (The)(a) Manufacturer of Cooking Equipment	164,839	22,492,282
Nordson Corp. Dispensing Systems for Adhesives & Coatings	244,369	30,018,288
Oshkosh Corp. Specialty Truck Manufacturer	641,245	43,982,995
REV Group, Inc.(a) Manufacturer of Specialty Vehicles	735,627	20,281,236
Snap-On, Inc. Tools	285,940	48,229,500
Toro Co. (The) Turf Maintenance Equipment	948,571	59,247,745
WABCO Holdings, Inc.(a) Truck & Bus Component Supplier	205,439	24,122,647
Wabtec Corp. Freight & Transit Component Supplier	436,682	34,061,196
Total		302,098,440
Professional Services 4.0%
ManpowerGroup, Inc. Global Temporary Staffing Provider	433,934	44,508,610
Navigant Consulting, Inc.(a) Financial Consulting Firm	783,377	17,907,998
Robert Half International, Inc. Temporary & Permanent Staffing in Finance, Accounting & Other Professions	657,096	32,085,998
TransUnion (a) Global Credit Rating Agency	1,300,000	49,855,000
Wageworks, Inc.(a) Healthcare Consumer Directed Benefits & Commuter Account Management	640,878	46,335,480
Total		190,693,086
Road & Rail 1.8%
AMERCO Parent of UHAUL	78,247	29,826,974
JB Hunt Transport Services, Inc. Truck & Intermodal Carrier	225,554	20,692,324
Old Dominion Freight Line, Inc. LTL Trucker	404,571	34,619,140
Total		85,138,438
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.6%
Watsco, Inc. HVAC Distribution	218,541	31,290,700
Total Industrials		912,271,409
Information Technology 19.3%
Electronic Equipment, Instruments & Components 2.6%
CDW Corp. Value Added Reseller of IT Products & Services	1,153,334	66,558,905
IPG Photonics Corp.(a) Fiber Lasers	469,098	56,620,129
Total		123,179,034
Internet Software & Services 4.6%
CoStar Group, Inc.(a) Commercial Real Estate Data Aggregator & Web Marketing for Retail Landlords	138,500	28,699,970
GoDaddy, Inc., Class A(a) Website Management for Small- & Medium-sized Companies	1,295,153	49,086,299
NIC, Inc. Government Web Portal Development & Management Outsourcing	1,151,586	23,262,037
Nutanix, Inc., Class A(a),(b),(c) Software Company Selling Hyper-converged Infrastructure Appliances	898,090	16,857,149
Q2 Holdings, Inc.(a) Online & Mobile Banking Software	691,604	24,102,399
Quotient Technology, Inc.(a) Allows CPGs to Digitally Distribute Coupons, Advertising & Trade Promotion	2,662,221	25,424,211
SPS Commerce, Inc.(a) Supply Chain Management Software Delivered via the Web	350,581	20,505,483
VeriSign, Inc.(a) Internet Domain Registry for .COM/.NET	384,556	33,498,673
Total		221,436,221

4	Columbia Acorn® Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.6%
Black Knight Financial Services, Inc., Class A(a) Provides Software and Data to Manage Mortgage Servicing and Originations	667,285	25,557,016
Booz Allen Hamilton Holdings Corp. IT Consulting for US Government	1,313,973	46,501,504
Broadridge Financial Solutions, Inc. Proxy & Mutual Fund Interim Processing & Distribution & Trade Processing	454,604	30,890,342
CoreLogic, Inc.(a) Data Processing Services for Real Estate, Insurance & Mortgages	487,663	19,857,637
ExlService Holdings, Inc.(a) Business Process Outsourcing	505,036	23,918,505
Gartner, Inc.(a) IT Research & Consulting Services	447,217	48,294,964
MAXIMUS, Inc. Outsourcer for Government Program Administration	398,589	24,792,236
Vantiv, Inc., Class A(a) Credit Card Processor	764,001	48,987,744
Total		268,799,948
Semiconductors & Semiconductor Equipment 0.4%
Monolithic Power Systems, Inc. High Performance Analog & Mixed Signal Integrated Circuits	214,720	19,775,712
Software 6.1%
ANSYS, Inc.(a) Simulation Software for Engineers & Designers	580,461	62,033,867
Blackline, Inc.(a) Accounting Software	403,269	12,001,286
Cadence Design Systems, Inc.(a) Electronic Design Automation Software	1,156,313	36,308,228
CyberArk Software Ltd.(a) Security Software	430,829	21,916,271
Manhattan Associates, Inc.(a) Supply Chain Management Software & Services	727,028	37,841,807
Qualys, Inc.(a) Security Software Delivered Via the Cloud	1,049,208	39,764,983
Synopsys, Inc.(a) Software for Designing Semiconductor Chips	555,394	40,060,569
Ultimate Software Group, Inc. (The)(a) Human Capital Management Systems	218,556	42,664,317
Total		292,591,328
Total Information Technology		925,782,243
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.9%
Chemicals 0.9%
Celanese Corp., Class A Commodity & Specialty Chemicals Provider	474,466	42,630,770
Total Materials		42,630,770
Real Estate 4.0%
Equity Real Estate Investment Trusts (REITS) 3.3%
CoreCivic, Inc. Prison Owner & Operator	926,513	29,111,038
Education Realty Trust, Inc. Student Housing	628,085	25,657,272
Equity LifeStyle Properties, Inc. Manufactured Home & RV Communities	256,244	19,746,163
Federal Realty Investment Trust Shopping Centers & Mixed Use Projects	152,204	20,319,234
Lamar Advertising Co., Class A Outdoor Advertising	554,123	41,415,153
SBA Communications Corp(a) Communications Towers	161,787	19,474,301
Total		155,723,161
Real Estate Management & Development 0.7%
Jones Lang LaSalle, Inc. Real Estate Services	319,048	35,557,900
Total Real Estate		191,281,061
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.4%
Zayo Group Holdings, Inc.(a) Fiber Optic Data Communications	620,864	20,426,426
Wireless Telecommunication Services 0.6%
Boingo Wireless, Inc.(a),(c) Wi-Fi & Cellular Communications Networks	2,024,142	26,293,604
Total Telecommunication Services		46,720,030
Total Common Stocks (Cost: $3,443,704,181)		4,773,704,698

Securities Lending Collateral 2.4%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.670%(d),(e)	113,266,618	113,266,618
Total Securities Lending Collateral (Cost: $113,266,618)		113,266,618

Columbia Acorn® Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2017 (Unaudited)
Money Market Funds 0.9%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.635%(d)	44,385,374	44,385,373
Total Money Market Funds (Cost: $44,385,373)		44,385,373
Total Investments (Cost $3,601,356,172)		4,931,356,689
Obligation to Return Collateral for Securities Loaned		(113,266,618)
Other Assets & Liabilities, Net		(18,201,040)
Net Assets		$4,799,889,031
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $111,361,957.
(c)	An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended ended March 31, 2017, are as follows. The aggregate cost and value of these companies at March 31, 2017, was $93,157,001 and $96,729,161, respectively. Investments in affiliated companies represented 2.02% of the Fund’s total net assets at March 31, 2017.

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Value ($)	Dividend — affiliated issuers ($)	Realized Gain (Loss)
Boingo Wireless, Inc.	2,180,974	—	(156,832)	2,024,142	26,293,604	—	448,844
Celldex Therapeutics, Inc. [1]	6,019,590	—	—	6,019,590	21,730,720	—	—
Endologix, Inc.	4,661,700	—	(262,848)	4,398,852	31,847,688	—	(367,809)
Nutanix, Inc., Class A [1]	898,090	—	—	898,090	16,857,149	—	—
Total of Affiliated Transactions	13,760,354	—	(419,680)	13,340,674	96,729,161	—	81,035

[1]	At March 31, 2017, the Fund owned less than five percent of the company’s outstanding voting shares.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(e)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,601,356,000	1,375,015,000	(45,014,000)	1,330,001,000
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
6	Columbia Acorn® Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	907,242,411	—	—	907,242,411
Consumer Staples	91,192,392	—	—	91,192,392
Energy	138,343,905	—	—	138,343,905
Financials	502,130,227	—	—	502,130,227
Health Care	1,016,110,250	—	—	1,016,110,250
Industrials	912,271,409	—	—	912,271,409
Information Technology	925,782,243	—	—	925,782,243
Materials	42,630,770	—	—	42,630,770
Real Estate	191,281,061	—	—	191,281,061
Telecommunication Services	46,720,030	—	—	46,720,030
Total Common Stocks	4,773,704,698	—	—	4,773,704,698
Securities Lending Collateral	113,266,618	—	—	113,266,618
Money Market Funds	44,385,373	—	—	44,385,373
Total Investments	4,931,356,689	—	—	4,931,356,689
There were no transfers of financial assets between levels during the period.
Columbia Acorn® Fund | Quarterly Report 2017	7

Portfolio of Investments
Columbia Acorn International®, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.8%
Issuer	Shares	Value ($)
Australia 1.8%
Amcor Ltd. Flexible & Rigid Packaging	2,475,208	28,470,782
Domino’s Pizza Enterprises Ltd.(a) Domino’s Pizza Operator in Australia & New Zealand	1,304,900	57,930,643
Total		86,401,425
Brazil 0.5%
Raia Drogasil SA Dominant Drugstore Chain in Brazil	1,266,000	23,847,192
Canada 7.4%
Boardwalk Real Estate Investment Trust(a) Canadian Residential REIT	1,053,355	37,362,677
CAE, Inc. Flight Simulator Equipment & Training Centers	2,499,934	38,198,788
CCL Industries, Inc. Global Label Converter	569,444	124,238,435
PrairieSky Royalty Ltd. Canadian Owner of Oil & Gas Mineral Interests	1,261,650	26,620,972
ShawCor Ltd. Oil & Gas Pipeline Products	1,529,367	44,770,656
Tahoe Resources, Inc. Silver & Gold Projects in Guatemala, Canada & Peru	3,755,098	30,157,120
Uni-Select, Inc. Distribution of Automotive Paint & Replacement Parts in North America	1,131,748	30,101,084
Vermilion Energy, Inc. Canadian Exploration & Production Company	803,247	30,122,140
Total		361,571,872
Cayman Islands 0.6%
Silicon Motion Technology Corp., ADR Storage Controller IC Designer	613,802	28,695,244
China 3.4%
China Medical System Holdings Ltd. Pharmaceutical & Medical Products	27,986,000	49,648,896
New Oriental Education & Technology Group, Inc., ADR(b) Education Service Provider	899,964	54,339,826
Shenzhou International Group Holdings Ltd. High-quality Apparel Manufacturer of Sportswear	3,618,000	22,834,007
TravelSky Technology Ltd., Class H Chinese Air Travel Transaction Processor	16,203,000	38,285,762
Total		165,108,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Denmark 3.5%
Novozymes AS, Class B Industrial Enzymes	1,453,477	57,608,845
SimCorp AS Software for Investment Managers	932,367	56,153,800
William Demant Holding AS(b) Manufacture & Distribution of Hearing Aids & Diagnostic Equipment	2,758,177	57,626,820
Total		171,389,465
France 2.3%
Elior Group(a),(c) Contract Caterer & Travel Concessionary	1,920,770	43,573,624
Eurofins Scientific SE Food, Pharmaceuticals & Materials Screening & Testing	65,782	28,621,373
Legrand SA Electrical Components	704,263	42,463,907
Total		114,658,904
Germany 6.5%
Fielmann AG Retail Optician Chain	621,901	48,059,874
MTU Aero Engines AG Airplane Engine Components & Services	551,920	71,802,715
Rational AG Commercial Ovens	66,752	31,087,171
Stroeer SE & Co. KGaA(a) Out of Home & Online Advertising	884,049	49,211,130
Wirecard AG(a) Online Payment Processing & Risk Management	1,625,000	89,971,228
Zalando SE(b) Online Platform for Apparel Sales	714,116	28,891,978
Total		319,024,096
Hong Kong 0.5%
Value Partners Group Ltd. Mutual Fund Management	28,101,000	26,784,135
India 2.6%
TVS Motor Co., Ltd. Indian Maker of Scooters, Mopeds, Motorcycles & Three-wheelers	6,268,373	41,589,582
United Breweries Ltd. Indian Brewer	450,000	5,341,219
Zee Entertainment Enterprises Ltd. Indian Programmer of Pay Television Content	10,025,681	82,677,061
Total		129,607,862

8	Columbia Acorn International® | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 0.8%
PT Matahari Department Store Tbk Department Store Chain in Indonesia	37,711,800	37,292,119
Italy 1.6%
Brembo SpA High Performance Auto Braking Systems Supplier	1,079,783	79,885,117
Japan 23.2%
Aeon Credit Service Co., Ltd. Diversified Consumer-related Finance Company in Japan	2,147,000	40,539,597
Aeon Mall Co., Ltd. Suburban Shopping Mall Developer, Owner & Operator	3,519,500	55,530,718
Aica Kogyo Co., Ltd. Laminated Sheets, Building Materials & Chemical Adhesives	1,169,100	30,911,390
Asahi Intecc Co., Ltd. Medical Guidewires for Surgery	644,700	26,829,479
Bandai Namco Holdings, Inc. Branded Toys & Related Content	1,324,400	39,699,767
CyberAgent, Inc. Mobile Advertising, Gaming & Media	1,849,000	54,826,694
DIP Corp. Mobile Temporary Job Information Provider	1,151,000	25,159,002
Disco Corp. Semiconductor Dicing & Grinding Equipment	316,900	48,388,854
FamilyMart UNY Holdings Co., Ltd. Convenience Store Operator	716,500	42,751,405
Glory Ltd. Currency Handling Systems & Related Equipment	1,117,900	36,755,609
Hikari Tsushin, Inc. Office IT/Mobiles/Insurance Distribution	577,700	56,407,419
Makita Corp. Power Tools	752,500	26,391,508
MonotaRO Co., Ltd(a) Online Maintenance, Repair & Operations Goods Distributor in Japan	1,307,800	40,529,546
NGK Insulators Ltd. Ceramic Products for Auto, Power & Electronics	1,521,200	34,510,784
NGK Spark Plug Co., Ltd. Automobile Parts	1,528,900	35,059,871
Nihon M&A Center, Inc. M&A Consulting Service for Small/Medium Sized Companies in Japan	795,800	25,967,891
NOF Corp. Specialty Chemicals, Life Science & Rocket Fuels	3,340,000	35,534,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Obic Co., Ltd. Computer Software	595,100	28,430,664
Omron Corp. Electric Components for Factory Automation	1,000,000	43,938,831
OSG Corp.(a) Consumable Cutting Tools	1,128,300	23,076,161
Otsuka Corp. One-stop IT Services & Office Supplies Provider	733,900	39,876,747
Recruit Holdings Co., Ltd. Recruitment & Media Services	754,300	38,579,116
Santen Pharmaceutical Co., Ltd. Specialty Pharma (Ophthalmic Medicine)	2,440,000	35,441,446
Sekisui Chemical Co., Ltd. Housing, Infrastructure & Functional Plastics	3,671,500	61,894,347
Seria Co., Ltd. 100 Yen Discount Stores	378,200	16,375,265
Seven Bank Ltd. ATM Processing Services	13,074,200	42,815,707
Sohgo Security Services Co., Ltd. Home & Office Security Services in Japan	1,068,400	40,019,715
Sony Financial Holdings, Inc. Life Insurance, Assurance & Internet Banking	2,100,000	33,725,151
Temp Holdings Co., Ltd. Temporary Staffing & Recruiting Agency Services in Japan	2,240,000	41,999,861
Ushio, Inc. Industrial Light Sources	2,613,100	33,096,353
Total		1,135,063,389
Malta 1.6%
Kindred Group PLC European Online Gaming Operator	7,374,685	76,457,426
Mexico 1.4%
Grupo Aeroportuario del Sureste SAB de CV, ADR Mexican Airport Operator	384,900	66,680,076
Netherlands 1.6%
Aalberts Industries NV Flow Control & Heat Treatment	2,044,797	76,348,616
New Zealand 0.6%
Auckland International Airport Ltd. Auckland Airport Operator	6,215,369	29,430,171
Philippines 0.6%
Universal Robina Corp. Branded Consumer Food Manufacturer in the Philippines	9,000,000	29,325,926
Singapore 1.6%

Columbia Acorn International® | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mapletree Commercial Trust Retail & Office Property Landlord	32,720,300	35,788,011
Singapore Exchange Singapore Equity & Derivatives Market Operator	7,714,200	42,461,993
Total		78,250,004
South Africa 1.4%
Clicks Group Ltd. South African Drugstore	1,572,148	15,011,062
Coronation Fund Managers Ltd. South African Fund Manager	4,638,610	21,864,954
Rand Merchant Investment Holdings Ltd. Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	10,612,584	32,669,317
Total		69,545,333
South Korea 3.4%
Korea Aerospace Industries Ltd. Manufacturer of Military Aircraft and Civil Aviation Parts	731,600	37,682,339
Korea Investment Holdings Co., Ltd. Brokerage & Asset Management	850,000	35,822,454
Medy-Tox, Inc. Botulinum Toxin ("Botox") & Dermal Fillers	152,900	63,302,683
Yuhan Corp. Pharmaceutical Manufacturing & Distribution	141,799	28,224,580
Total		165,032,056
Spain 2.6%
Bolsas y Mercados Españoles SHMSF SA Spanish Stock Markets	1,000,745	33,202,191
Merlin Properties Socimi SA Largest Office & Industrial REIT in Spain	2,114,000	23,634,651
Prosegur Cia de Seguridad SA, Registered Shares Security Guards	5,000,000	30,083,754
Viscofan SA Sausage Casings Maker	751,424	38,850,464
Total		125,771,060
Sweden 5.3%
Hexagon AB, Class B Design, Measurement & Visualization Software & Equipment	2,636,121	105,907,893
Millicom International Cellular SA, SDR Telecoms Operator in Latin America & Africa	1,309,195	73,008,626
NetEnt AB Leading Nordic Provider of Online Casino Games	213,274	1,713,684
Sweco AB, Class B Engineering Consultants	1,295,134	29,514,194
Common Stocks (continued)
Issuer	Shares	Value ($)
Trelleborg AB, Class B Manufacturer of Sealing, Dampening & Protective Solutions for Industry	2,296,587	49,183,379
Total		259,327,776
Switzerland 3.9%
Geberit AG Plumbing Systems	94,892	40,906,870
Givaudan SA Fragrances & Flavors	15,270	27,501,702
Partners Group Holding AG Private Markets Asset Management	226,380	121,704,817
Total		190,113,389
Taiwan 2.9%
Advantech Co., Ltd. Industrial PC & Components	2,922,686	24,466,613
Far EasTone Telecommunications Co., Ltd. Mobile Operator in Taiwan	10,143,000	24,903,645
Largan Precision Co., Ltd. Mobile Device Camera Lenses & Modules	405,000	63,787,466
Silergy Corp. Chinese Provider of Analog & Mixed Digital Integrated Circuits	1,496,000	27,605,259
Total		140,762,983
Thailand 0.6%
Airports of Thailand PCL Airport Operator of Thailand	4,789,900	5,471,529
Home Product Center PCL, Foreign Registered Shares Home Improvement Retailer	82,081,700	23,046,814
Total		28,518,343
United Kingdom 13.9%
Abcam PLC Online Sales of Antibodies	1,500,326	15,517,412
Croda International PLC Oleo-chemicals & Industrial Chemicals	691,401	30,873,386
Domino’s Pizza Group PLC Pizza Delivery in the UK, Ireland & Switzerland	6,812,115	26,355,778
DS Smith PLC Packaging	8,749,564	47,587,487
Halma PLC Health & Safety Sensor Technology	5,256,048	67,433,523
Kingfisher PLC European DIY Retailer	14,313,437	58,480,530
LivaNova PLC(b) Neuromodulation & Cardiac Devices	929,961	45,577,389

10	Columbia Acorn International® | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Micro Focus International PLC Legacy Software Provider	1,019,000	29,083,353
Rentokil Initial PLC Pest Control, Washroom & Workwear Service Provider	11,576,349	35,781,400
Rightmove PLC Internet Real Estate Listings	1,351,781	67,542,644
Shaftesbury PLC London Prime Retail REIT	4,132,464	47,374,729
Smith & Nephew PLC Medical Equipment & Supplies	1,637,399	24,946,215
Spirax-Sarco Engineering PLC Steam Systems & Pumps for Manufacturing & Process Industries	769,514	45,979,095
WH Smith PLC Newsprint, Books & General Stationery Retailer	2,401,564	53,348,163
Wolseley PLC Distributor of Plumbing, HVAC & Waterworks Equipment	1,362,784	85,713,122
Total		681,594,226
United States 0.7%
Ultragenyx Pharmaceutical, Inc.(b) Biotech Focused on "Ultra-Orphan" Drugs	546,529	37,043,736
Total Common Stocks (Cost: $3,440,150,222)		4,733,530,432

Securities Lending Collateral 1.7%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.670%(d),(e)	82,391,496	82,391,496
Total Securities Lending Collateral (Cost: $82,391,496)		82,391,496

Money Market Funds 2.9%

JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.530%(d)	8,367	8,368
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.635%(d)	143,643,164	143,643,164
Total Money Market Funds (Cost: $143,651,531)		143,651,532
Total Investments (Cost: $3,666,193,249)		4,959,573,460
Obligation to Return Collateral for Securities Loaned		(82,391,496)
Other Assets & Liabilities, Net		12,508,796
Net Assets		$4,889,690,760

Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $78,792,779.
(b)	Non-income producing security.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $43,573,624 or 0.89% of net assets.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(e)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,666,193,000	1,362,390,000	(69,010,000)	1,293,380,000
Columbia Acorn International® | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2017 (Unaudited)
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	86,401,425	—	86,401,425
Brazil	23,847,192	—	—	23,847,192
Canada	361,571,872	—	—	361,571,872
Cayman Islands	28,695,244	—	—	28,695,244
China	54,339,826	110,768,665	—	165,108,491
Denmark	—	171,389,465	—	171,389,465
France	—	114,658,904	—	114,658,904
Germany	—	319,024,096	—	319,024,096
Hong Kong	—	26,784,135	—	26,784,135
India	—	129,607,862	—	129,607,862
Indonesia	—	37,292,119	—	37,292,119
Italy	—	79,885,117	—	79,885,117
Japan	—	1,135,063,389	—	1,135,063,389
Malta	—	76,457,426	—	76,457,426
Mexico	66,680,076	—	—	66,680,076
Netherlands	—	76,348,616	—	76,348,616
New Zealand	—	29,430,171	—	29,430,171
Philippines	—	29,325,926	—	29,325,926
Singapore	—	78,250,004	—	78,250,004
South Africa	—	69,545,333	—	69,545,333
South Korea	—	165,032,056	—	165,032,056
Spain	—	125,771,060	—	125,771,060
Sweden	—	259,327,776	—	259,327,776
Switzerland	—	190,113,389	—	190,113,389
12	Columbia Acorn International® | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Taiwan	—	140,762,983	—	140,762,983
Thailand	—	28,518,343	—	28,518,343
United Kingdom	45,577,389	636,016,837	—	681,594,226
United States	37,043,736	—	—	37,043,736
Total Common Stocks	617,755,335	4,115,775,097	—	4,733,530,432
Securities Lending Collateral	82,391,496	—	—	82,391,496
Money Market Funds	143,651,532	—	—	143,651,532
Total Investments	843,798,363	4,115,775,097	—	4,959,573,460
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
Columbia Acorn International® | Quarterly Report 2017	13

Portfolio of Investments
Columbia Acorn USA®, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.1%
Issuer	Shares	Value ($)
Consumer Discretionary 18.5%
Auto Components 3.7%
Dorman Products, Inc.(a) Aftermarket Auto Parts Distributor	79,870	6,559,723
Gentex Corp. Manufacturer of Auto Parts	292,936	6,248,325
LCI Industries RV & Manufactured Home Components	108,309	10,809,238
Total		23,617,286
Distributors 1.1%
Pool Corp. Swimming Pool Supplies & Equipment Distributor	59,705	7,124,598
Diversified Consumer Services 3.3%
Bright Horizons Family Solutions, Inc.(a) Child Care/Preschool Services	106,905	7,749,543
DeVry Education Group, Inc. Post Secondary Degree Services	125,904	4,463,297
Laureate Education, Inc., Class A(a) Provides Higher Educational Services	350,118	4,996,184
ServiceMaster Global Holdings, Inc.(a) Pest & Termite Control, Home Warranty & Other Home Services	101,546	4,239,546
Total		21,448,570
Hotels, Restaurants & Leisure 3.2%
Papa John’s International, Inc. Franchisor of Pizza Restaurants	84,376	6,753,455
Texas Roadhouse, Inc. Rural-focused Full Service Steakhouse	210,223	9,361,230
Vail Resorts, Inc. Ski Resort Operator & Developer	21,561	4,137,556
Total		20,252,241
Household Durables 2.7%
Cavco Industries, Inc.(a) Manufactured Homes	66,716	7,765,742
iRobot Corp.(a) Home Robots (Vacuums, Pool Cleaners)	146,825	9,711,006
Total		17,476,748
Internet & Direct Marketing Retail 0.7%
Wayfair, Inc., Class A(a),(b) Online Retailer of Home Furnishings	111,215	4,503,095
Leisure Products 1.8%
Brunswick Corp. Boats, Boat Engines, Exercise & Bowling Equipment	193,943	11,869,311
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 2.0%
Camping World Holdings, Inc., Class A RV-centric Retail Stores & Services	152,511	4,916,955
Five Below, Inc.(a) Low-price Specialty Retailer Targeting Pre-Teens, Teens & Parents	111,443	4,826,596
Monro Muffler Brake, Inc. Automotive Services	64,808	3,376,497
Total		13,120,048
Total Consumer Discretionary		119,411,897
Consumer Staples 1.4%
Household Products 1.4%
WD-40 Co. Manufacturer of Industrial Lubrications	79,935	8,708,918
Total Consumer Staples		8,708,918
Energy 2.8%
Energy Equipment & Services 1.6%
Core Laboratories NV Oil & Gas Reservoir Consulting	59,949	6,925,309
Frank’s International NV(b) Global Provider of Casing Running Services Post Drilling of Wells	281,825	2,978,890
Total		9,904,199
Oil, Gas & Consumable Fuels 1.2%
Carrizo Oil & Gas, Inc.(a) Oil & Gas Producer	153,189	4,390,397
PDC Energy, Inc.(a) Oil & Gas Producer in the United States	55,796	3,478,880
Total		7,869,277
Total Energy		17,773,476
Financials 13.1%
Banks 9.7%
Associated Banc-Corp. Midwest Bank	212,278	5,179,583
First Busey Corp. Illinois Bank	351,992	10,348,565
Great Southern Bancorp, Inc. Heartland Bank	95,637	4,829,668
Lakeland Financial Corp. Indiana Bank	242,238	10,445,302
LegacyTexas Financial Group, Inc. Texas Thrift	304,254	12,139,735

14	Columbia Acorn USA® | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MB Financial, Inc. Chicago Bank	204,880	8,772,962
Sandy Spring Bancorp, Inc. Baltimore & Washington, D.C. Bank	178,866	7,331,717
Trico Bancshares California Central Valley Bank	99,320	3,528,840
Total		62,576,372
Capital Markets 3.1%
Houlihan Lokey, Inc. Middle Market Financial Advisory	110,480	3,806,036
OM Asset Management PLC Asset Manager Holding Company	690,802	10,444,926
SEI Investments Co. Mutual Fund Administration & Investment Management	111,524	5,625,271
Total		19,876,233
Consumer Finance 0.3%
FirstCash, Inc. Pawnbroker	46,200	2,270,730
Total Financials		84,723,335
Health Care 22.9%
Biotechnology 3.8%
Agios Pharmaceuticals, Inc.(a) Biotech Focused on Cancer & Orphan Diseases	96,935	5,661,004
Exact Sciences Corp.(a),(b) Molecular Diagnostics	147,285	3,478,872
Genomic Health, Inc.(a) Cancer Diagnostics	143,836	4,529,396
Kite Pharma, Inc.(a),(b) Biotech Company Focused on Novel Cancer Treatments Known as "CAR-T’s"	46,078	3,616,662
Ligand Pharmaceuticals, Inc.(a) Royalties from Licensing Drug Delivery Technology	39,126	4,141,096
Ultragenyx Pharmaceutical, Inc.(a) Biotech Focused on "Ultra-Orphan" Drugs	46,916	3,179,966
Total		24,606,996
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 8.2%
Anika Therapeutics, Inc.(a) Develops, Manufactures and Commercializes Therapeutic Products for Tissue Protection, Healing and Repair	70,611	3,067,342
Endologix, Inc.(a) Minimally Invasive Treatment of Abdominal Aortic Aneurysm	675,930	4,893,733
Haemonetics Corp.(a) Blood and Plasma Collection Equipment	62,108	2,519,722
iRhythm Technologies, Inc.(a) Cardiac Arrhythmia Monitoring Devices & Services	245,430	9,228,168
LeMaitre Vascular, Inc. Medical Devices for Peripheral Vascular Disease	453,981	11,181,552
Masimo Corp.(a) Pulse Oximetry Monitors (Blood Oxygen Levels)	66,454	6,197,500
Natus Medical, Inc.(a) Neuro-diagnostic & Newborn Care Products	262,091	10,287,072
West Pharmaceutical Services, Inc. Components & Systems for Injectable Drug Delivery	70,463	5,750,485
Total		53,125,574
Health Care Providers & Services 4.6%
AMN Healthcare Services, Inc.(a) Temporary Healthcare Staffing	162,742	6,607,325
HealthEquity, Inc.(a) Provides Range of Solutions for Managing Health Care Accounts	82,362	3,496,267
HealthSouth Corp. Inpatient Rehabilitation Facilities & Home Health Care	198,911	8,515,380
Mednax, Inc.(a) Physician Management for Pediatric & Anesthesia Practices	156,343	10,847,077
Total		29,466,049
Health Care Technology 2.5%
Computer Programs & Systems, Inc.(b) IT Systems & Services for Health Care Providers	170,697	4,779,516
Evolent Health, Inc., Class A(a),(b) IT & Services Vendor for Hospitals	204,590	4,562,357
Medidata Solutions, Inc.(a) Cloud-based Software for Drug Studies	114,503	6,605,678
Total		15,947,551

Columbia Acorn USA® | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.7%
Bio-Techne Corp. Maker of Consumables & Systems for the Life Science Market	100,669	10,233,004
Cambrex Corp.(a) Active Pharmaceutical Ingredients for Small Molecule Drugs	61,676	3,395,264
VWR Corp.(a) Distributor of Lab Supplies	136,097	3,837,935
Total		17,466,203
Pharmaceuticals 1.1%
Akorn, Inc.(a) Developer, Manufacturer & Distributor of Specialty Generic Drugs	301,857	7,268,717
Total Health Care		147,881,090
Industrials 17.8%
Aerospace & Defense 3.0%
Astronics Corp.(a) Designer & Manufacturer of Aircraft Electrical Components & Testing Equipment	129,572	4,111,319
Astronics Corp., Class B(a) Designer & Manufacturer of Aircraft Electrical Components & Testing Equipment	19,435	618,033
HEICO Corp., Class A FAA-Approved Aircraft Replacement Parts	109,094	8,182,050
Taser International, Inc.(a) Manufacturer of Electrical Weapons & Body Cameras	271,121	6,178,848
Total		19,090,250
Commercial Services & Supplies 5.6%
Brink’s Co. (The) Provides Armored Transportation, Security Services and Supply Chain Management Solutions	64,001	3,420,853
Copart, Inc.(a) Auto Salvage Services	105,547	6,536,526
Healthcare Services Group, Inc. Outsourced Services to Long-term Care Industry	90,418	3,896,112
Knoll, Inc. Office & Residential Furniture	271,283	6,459,248
Ritchie Bros. Auctioneers, Inc. Heavy Equipment Auctioneer	156,321	5,142,961
Unifirst Corp. Uniform Rental	75,117	10,625,300
Total		36,081,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.1%
Barnes Group, Inc. Provides Logistic Services and Manufactures Precision Components	67,568	3,468,941
ESCO Technologies, Inc. Industrial Filtration & Advanced Measurement Equipment	58,298	3,387,114
Middleby Corp. (The)(a) Manufacturer of Cooking Equipment	35,429	4,834,287
Nordson Corp. Dispensing Systems for Adhesives & Coatings	56,690	6,963,799
Oshkosh Corp. Specialty Truck Manufacturer	66,495	4,560,892
REV Group, Inc.(a) Manufacturer of Specialty Vehicles	126,188	3,479,003
Toro Co. (The) Turf Maintenance Equipment	206,608	12,904,736
Total		39,598,772
Professional Services 2.2%
ICF International, Inc.(a) Professional Service Company	76,349	3,153,214
Wageworks, Inc.(a) Healthcare Consumer Directed Benefits & Commuter Account Management	149,546	10,812,176
Total		13,965,390
Trading Companies & Distributors 0.9%
Watsco, Inc. HVAC Distribution	42,930	6,146,717
Total Industrials		114,882,129
Information Technology 18.2%
Electronic Equipment, Instruments & Components 1.3%
IPG Photonics Corp.(a) Fiber Lasers	66,680	8,048,276
Internet Software & Services 6.7%
Alteryx, Inc., Class A(a) Provides a Platform for Strategic Analytics	77,707	1,214,560
Apptio, Inc., Class A(a),(b) Software for Managing IT Spending	174,369	2,045,348
CoStar Group, Inc.(a) Commercial Real Estate Data Aggregator & Web Marketing for Retail Landlords	39,661	8,218,552
j2 Global, Inc. Communication Technology & Digital Media	98,255	8,244,577
Mimecast Ltd.(a) Cyber Security, Continuity & Archiving Software	245,437	5,495,335

16	Columbia Acorn USA® | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NIC, Inc. Government Web Portal Development & Management Outsourcing	295,449	5,968,070
Nutanix, Inc., Class A(a),(b) Software Company Selling Hyper-converged Infrastructure Appliances	192,843	3,619,663
Q2 Holdings, Inc.(a) Online & Mobile Banking Software	130,865	4,560,645
SPS Commerce, Inc.(a) Supply Chain Management Software Delivered via the Web	64,836	3,792,258
Total		43,159,008
IT Services 3.4%
CoreLogic, Inc.(a) Data Processing Services for Real Estate, Insurance & Mortgages	86,347	3,516,050
ExlService Holdings, Inc.(a) Business Process Outsourcing	64,759	3,066,986
MAXIMUS, Inc. Outsourcer for Government Program Administration	161,530	10,047,166
WNS Holdings Ltd., ADR(a) Offshore Business Process Outsourcing Services	192,692	5,512,918
Total		22,143,120
Semiconductors & Semiconductor Equipment 1.4%
Monolithic Power Systems, Inc. High Performance Analog & Mixed Signal Integrated Circuits	100,546	9,260,287
Software 5.4%
ANSYS, Inc.(a) Simulation Software for Engineers & Designers	58,985	6,303,727
Blackline, Inc.(a) Accounting Software	115,455	3,435,941
CyberArk Software Ltd.(a) Security Software	66,099	3,362,456
Guidewire Software, Inc.(a) Software for Global Property & Casualty Insurance Carriers	67,037	3,776,194
Manhattan Associates, Inc.(a) Supply Chain Management Software & Services	120,335	6,263,437
Qualys, Inc.(a) Security Software Delivered Via the Cloud	210,510	7,978,329
Tyler Technologies, Inc.(a) Financial, Tax, Court & Document Management Systems for Local Governments	23,153	3,578,528
Total		34,698,612
Total Information Technology		117,309,303
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 0.9%
UMH Properties, Inc. Owner & Operator of Manufactured Home Parks	393,175	5,980,192
Real Estate Management & Development 1.5%
Colliers International Group, Inc. Real Estate Services	100,592	4,747,942
FirstService Corp. Residential Property Management & Housing Related Services	79,514	4,794,694
Total		9,542,636
Total Real Estate		15,522,828
Total Common Stocks (Cost: $449,546,208)		626,212,976

Securities Lending Collateral 3.0%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.670%(c),(d)	19,264,725	19,264,725
Total Securities Lending Collateral (Cost: $19,264,725)		19,264,725

Money Market Funds 3.6%

JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.530%(c)	23,371,009	23,371,009
Total Money Market Funds (Cost: $23,371,009)		23,371,009
Total Investments (Cost $492,181,942)		668,848,710
Obligation to Return Collateral for Securities Loaned		(19,264,725)
Other Assets & Liabilities, Net		(4,907,359)
Net Assets		$644,676,626

Columbia Acorn USA® | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $18,773,888.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(d)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
492,182,000	185,273,000	(8,606,000)	176,667,000
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	119,411,897	—	—	119,411,897
Consumer Staples	8,708,918	—	—	8,708,918
Energy	17,773,476	—	—	17,773,476
Financials	84,723,335	—	—	84,723,335
18	Columbia Acorn USA® | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Health Care	147,881,090	—	—	147,881,090
Industrials	114,882,129	—	—	114,882,129
Information Technology	117,309,303	—	—	117,309,303
Real Estate	15,522,828	—	—	15,522,828
Total Common Stocks	626,212,976	—	—	626,212,976
Securities Lending Collateral	19,264,725	—	—	19,264,725
Money Market Funds	23,371,009	—	—	23,371,009
Total Investments	668,848,710	—	—	668,848,710
There were no transfers of financial assets between levels during the period.
Columbia Acorn USA® | Quarterly Report 2017	19

Portfolio of Investments
Columbia Acorn International SelectSM, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.8%
Issuer	Shares	Value ($)
Australia 3.9%
Amcor Ltd. Flexible & Rigid Packaging	193,000	2,219,959
Domino’s Pizza Enterprises Ltd. Domino’s Pizza Operator in Australia & New Zealand	45,000	1,997,762
Total		4,217,721
Canada 7.6%
CCL Industries, Inc. Global Label Converter	29,641	6,466,924
Vermilion Energy, Inc. Canadian Exploration & Production Company	48,340	1,812,773
Total		8,279,697
China 3.7%
NetEase, Inc., ADR Chinese Online Gaming Services	14,200	4,032,800
Denmark 3.3%
Novozymes AS, Class B Industrial Enzymes	89,955	3,565,384
France 2.6%
Legrand SA Electrical Components	46,000	2,773,594
Germany 8.7%
MTU Aero Engines AG Airplane Engine Components & Services	33,500	4,358,224
Wirecard AG Online Payment Processing & Risk Management	91,040	5,040,603
Total		9,398,827
India 2.4%
Zee Entertainment Enterprises Ltd. Indian Programmer of Pay Television Content	315,000	2,597,656
Ireland 2.3%
Ryanair Holdings PLC(a) European Low Cost Airline	158,000	2,448,252
Japan 23.0%
Aeon Mall Co., Ltd. Suburban Shopping Mall Developer, Owner & Operator	178,600	2,817,953
CyberAgent, Inc. Mobile Advertising, Gaming & Media	83,000	2,461,123
Hoya Corp. Opto-electrical Components & Eyeglass Lenses	83,000	4,009,796
Omron Corp. Electric Components for Factory Automation	50,000	2,196,942
Common Stocks (continued)
Issuer	Shares	Value ($)
Recruit Holdings Co., Ltd. Recruitment & Media Services	71,700	3,667,138
Santen Pharmaceutical Co., Ltd. Specialty Pharma (Ophthalmic Medicine)	203,200	2,951,517
Seven & I Holdings Co., Ltd. Convenience Stores and other Retail	82,700	3,248,757
Sony Financial Holdings, Inc. Life Insurance, Assurance & Internet Banking	224,500	3,605,379
Total		24,958,605
Mexico 2.2%
Grupo Aeroportuario del Sureste SAB de CV, ADR Mexican Airport Operator	14,000	2,425,360
South Africa 3.8%
Naspers Ltd., Class N Media in Africa, China, Russia & Other Emerging Markets	24,000	4,141,247
South Korea 2.0%
Korea Aerospace Industries Ltd. Manufacturer of Military Aircraft and Civil Aviation Parts	42,500	2,189,037
Sweden 4.7%
Hexagon AB, Class B Design, Measurement & Visualization Software & Equipment	127,000	5,102,309
Switzerland 8.1%
Geberit AG Plumbing Systems	8,540	3,681,497
Partners Group Holding AG Private Markets Asset Management	9,400	5,053,562
Total		8,735,059
Taiwan 3.5%
Largan Precision Co., Ltd. Mobile Device Camera Lenses & Modules	24,000	3,779,998
Thailand 2.4%
Airports of Thailand PCL Airport Operator of Thailand	2,280,000	2,604,457
United Kingdom 11.6%
Halma PLC Health & Safety Sensor Technology	175,000	2,245,198
Kingfisher PLC European DIY Retailer	494,000	2,018,340
Rightmove PLC Internet Real Estate Listings	43,800	2,188,496

20	Columbia Acorn International SelectSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
WH Smith PLC Newsprint, Books & General Stationery Retailer	136,930	3,041,753
Wolseley PLC Distributor of Plumbing, HVAC & Waterworks Equipment	50,000	3,144,780
Total		12,638,567
Total Common Stocks (Cost: $75,537,028)		103,888,570

Money Market Funds 3.7%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.635%(b)	4,043,765	4,043,764
Total Money Market Funds (Cost: $4,043,765)		4,043,764
Total Investments (Cost: $79,580,793)		107,932,334
Other Assets & Liabilities, Net		530,729
Net Assets		$108,463,063
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
79,581,000	29,282,000	(931,000)	28,351,000
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Columbia Acorn International SelectSM | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	4,217,721	—	4,217,721
Canada	8,279,697	—	—	8,279,697
China	4,032,800	—	—	4,032,800
Denmark	—	3,565,384	—	3,565,384
France	—	2,773,594	—	2,773,594
Germany	—	9,398,827	—	9,398,827
India	—	2,597,656	—	2,597,656
Ireland	—	2,448,252	—	2,448,252
Japan	—	24,958,605	—	24,958,605
Mexico	2,425,360	—	—	2,425,360
South Africa	—	4,141,247	—	4,141,247
South Korea	—	2,189,037	—	2,189,037
Sweden	—	5,102,309	—	5,102,309
Switzerland	—	8,735,059	—	8,735,059
Taiwan	—	3,779,998	—	3,779,998
Thailand	—	2,604,457	—	2,604,457
United Kingdom	—	12,638,567	—	12,638,567
Total Common Stocks	14,737,857	89,150,713	—	103,888,570
Money Market Funds	4,043,764	—	—	4,043,764
Total Investments	18,781,621	89,150,713	—	107,932,334
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
22	Columbia Acorn International SelectSM | Quarterly Report 2017

Portfolio of Investments
Columbia Acorn SelectSM, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.7%
Issuer	Shares	Value ($)
Consumer Discretionary 19.2%
Distributors 4.1%
LKQ Corp.(a) Alternative Auto Parts Distribution	437,620	12,809,137
Hotels, Restaurants & Leisure 7.8%
Papa John’s International, Inc. Franchisor of Pizza Restaurants	111,600	8,932,464
Vail Resorts, Inc. Ski Resort Operator & Developer	79,584	15,272,170
Total		24,204,634
Household Durables 2.4%
iRobot Corp.(a) Home Robots (Vacuums, Pool Cleaners)	110,000	7,275,400
Media 4.9%
Liberty Global PLC, Class A(a) Cable TV Franchises Outside of the United States	420,000	15,065,400
Total Consumer Discretionary		59,354,571
Financials 10.1%
Banks 3.5%
SVB Financial Group(a) Bank to Venture Capitalists	58,200	10,830,438
Capital Markets 6.1%
Eaton Vance Corp. Specialty Mutual Funds	189,337	8,512,592
Lazard Ltd., Class A Corporate Advisory & Asset Management	223,000	10,255,770
Total		18,768,362
Consumer Finance 0.5%
FirstCash, Inc. Pawnbroker	30,373	1,492,833
Total Financials		31,091,633
Health Care 18.2%
Biotechnology 0.6%
Ultragenyx Pharmaceutical, Inc.(a) Biotech Focused on "Ultra-Orphan" Drugs	26,186	1,774,887
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 10.5%
Align Technology, Inc.(a) Invisalign System to Correct Malocclusion (Crooked Teeth)	107,177	12,294,274
LivaNova PLC(a) Neuromodulation & Cardiac Devices	174,500	8,552,245
Natus Medical, Inc.(a) Neuro-diagnostic & Newborn Care Products	292,500	11,480,625
Total		32,327,144
Health Care Providers & Services 7.1%
Centene Corp.(a) Managed Care Organization	96,000	6,840,960
HealthSouth Corp. Inpatient Rehabilitation Facilities & Home Health Care	357,000	15,283,170
Total		22,124,130
Total Health Care		56,226,161
Industrials 27.1%
Machinery 16.6%
Middleby Corp. (The)(a) Manufacturer of Cooking Equipment	84,100	11,475,445
Nordson Corp. Dispensing Systems for Adhesives & Coatings	26,256	3,225,287
Oshkosh Corp. Specialty Truck Manufacturer	142,282	9,759,122
Snap-On, Inc. Tools	81,500	13,746,605
Wabtec Corp. Freight & Transit Component Supplier	168,400	13,135,200
Total		51,341,659
Professional Services 2.2%
Robert Half International, Inc. Temporary & Permanent Staffing in Finance, Accounting & Other Professions	138,795	6,777,360
Road & Rail 8.3%
AMERCO Parent of UHAUL	32,000	12,198,080
JB Hunt Transport Services, Inc. Truck & Intermodal Carrier	145,000	13,302,300
Total		25,500,380
Total Industrials		83,619,399

Columbia Acorn SelectSM | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 12.5%
Internet Software & Services 9.8%
GoDaddy, Inc., Class A(a) Website Management for Small- & Medium-sized Companies	297,000	11,256,300
SPS Commerce, Inc.(a) Supply Chain Management Software Delivered via the Web	151,700	8,872,933
VeriSign, Inc.(a) Internet Domain Registry for .COM/.NET	115,800	10,087,338
Total		30,216,571
Software 2.7%
ANSYS, Inc.(a) Simulation Software for Engineers & Designers	78,158	8,352,745
Total Information Technology		38,569,316
Materials 3.0%
Chemicals 3.0%
Axalta Coating Systems Ltd.(a) Global Manufacturer of High Performance Coatings	286,581	9,227,908
Total Materials		9,227,908
Real Estate 7.6%
Equity Real Estate Investment Trusts (REITS) 3.6%
Education Realty Trust, Inc. Student Housing	273,566	11,175,171
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 4.0%
Jones Lang LaSalle, Inc. Real Estate Services	109,900	12,248,355
Total Real Estate		23,423,526
Total Common Stocks (Cost: $243,580,102)		301,512,514

Money Market Funds 2.8%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.530%(b)	8,785,487	8,785,487
Total Money Market Funds (Cost: $8,785,487)		8,785,487
Total Investments (Cost $252,365,589)		310,298,001
Other Assets & Liabilities, Net		(1,566,342)
Net Assets		$308,731,659

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
252,366,000	58,672,000	(740,000)	57,932,000
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
24	Columbia Acorn SelectSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	59,354,571	—	—	59,354,571
Financials	31,091,633	—	—	31,091,633
Health Care	56,226,161	—	—	56,226,161
Industrials	83,619,399	—	—	83,619,399
Information Technology	38,569,316	—	—	38,569,316
Materials	9,227,908	—	—	9,227,908
Real Estate	23,423,526	—	—	23,423,526
Total Common Stocks	301,512,514	—	—	301,512,514
Money Market Funds	8,785,487	—	—	8,785,487
Total Investments	310,298,001	—	—	310,298,001
There were no transfers of financial assets between levels during the period.
Columbia Acorn SelectSM | Quarterly Report 2017	25

Portfolio of Investments
Columbia Thermostat FundSM, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 9.9%
Issuer	Shares	Value ($)
Dividend Income 2.0%
Columbia Dividend Income Fund, Class Y Shares(a),(b)	1,010,373	20,500,461
Total Dividend Income		20,500,461
International Small Mid Cap 2.0%
Columbia Acorn International, Class Y Shares(a),(b)	492,484	20,551,347
Total International Small Mid Cap		20,551,347
U.S. Large Cap 3.9%
Columbia Contrarian Core Fund, Class Y Shares(a),(b)	840,315	20,503,694
Columbia Large Cap Enhanced Core Fund, Class Y Shares(a),(b)	430,175	10,263,981
Columbia Select Large Cap Growth Fund, Class Y Shares(a),(b),(c)	625,620	10,260,167
Total U.S. Large Cap		41,027,842
U.S. Mid Cap 1.0%
Columbia Acorn Select Fund, Class Y Shares(a),(b),(c)	632,971	10,311,097
Total U.S. Mid Cap		10,311,097
U.S. Small Mid Cap 1.0%
Columbia Acorn Fund, Class Y Shares(a),(b),(c)	601,502	10,297,720
Total U.S. Small Mid Cap		10,297,720
Total Equity Funds (Cost: $76,307,237)		102,688,467

Fixed-Income Funds 89.7%

High Yield 9.0%
Columbia Income Opportunities Fund, Class Y Shares(a),(b)	9,378,438	92,752,759
Total High Yield		92,752,759
Fixed-Income Funds (continued)
Issuer	Shares	Value ($)
Investment Grade 80.7%
Columbia Short Term Bond Fund, Class Y Shares(a),(b)	37,187,424	370,386,742
Columbia Total Return Bond Fund, Class Y Shares(a),(b)	20,605,901	185,453,109
Columbia U.S. Government Mortgage Fund, Class Y Shares(a),(b)	34,429,427	185,574,612
Columbia U.S. Treasury Index Fund, Class Y Shares(a),(b)	8,372,288	92,681,225
Total Investment Grades		834,095,688
Total Fixed-Income Funds (Cost: $925,019,115)		926,848,447

Money Market Funds 0.2%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.530%(d)	1,796,310	1,796,310
Total Money Market Funds (Cost: $1,796,310)		1,796,310
Total Investments (Cost $1,003,122,662)		1,031,333,224
Other Assets & Liabilities, Net		1,672,159
Net Assets		$1,033,005,383

26	Columbia Thermostat FundSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	An affiliated person of the Fund, as defined in the Investment Company Act of 1940, may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended ended March 31, 2017, are as follows. The aggregate cost and value of these companies at March 31, 2017, was $1,001,326,352 and $1,029,536,914, respectively. Investments in affiliated companies represented 99.66% of the Fund’s total net assets at March 31, 2017.

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Value ($)	Dividend — affiliated issuers ($)	Realized Gain (Loss)
Columbia Acorn Fund, Class I Shares	704,294	—	(704,294) [1]	—	—	—	(25,299)
Columbia Acorn Fund, Class Y Shares	—	603,763 [1]	(2,261)	601,502	10,297,720	—	(55)
Columbia Acorn International, Class I Shares	587,054	—	(587,054) [1]	—	—	—	393,821
Columbia Acorn International, Class Y Shares	—	498,603 [1]	(6,119)	492,484	20,551,347	—	38,719
Columbia Acorn Select Fund, Class Y Shares	—	636,285 [1]	(3,314)	632,971	10,311,097	—	5,264
Columbia Acorn Select, Class I Shares	738,151	—	(738,151) [1]	—	—	—	94,331
Columbia Contrarian Core Fund, Class I Shares	966,230	—	(966,230) [1]	—	—	—	428,649
Columbia Contrarian Core Fund, Class Y Shares	—	844,962 [1]	(4,647)	840,315	20,503,694	—	22,683
Columbia Dividend Income Fund, Class I Shares	1,141,969	5,458	(1,147,427) [1]	—	—	109,213	347,840
Columbia Dividend Income Fund, Class Y Shares	—	1,011,859 [1]	(1,486)	1,010,373	20,500,461	—	(6)
Columbia Income Opportunities Fund, Class I Shares	10,148,993	79,762	(10,228,755) [1]	—	—	1,094,168	125,579
Columbia Income Opportunities Fund, Class Y Shares	—	9,530,559 [1]	(152,121)	9,378,438	92,752,759	86,964	43,997
Columbia Large Cap Enhanced Core Fund, Class Y Shares	—	433,292 [1]	(3,117)	430,175	10,263,981	—	15,641
Columbia Large Cap Enhanced Core Fund, Class I Shares	483,277	—	(483,277) [1]	—	—	—	295,597
Columbia Select Large Cap Growth Fund, Class I Shares	788,763	—	(788,763) [1]	—	—	—	285,040
Columbia Select Large Cap Growth Fund, Class Y Shares	—	636,956 [1]	(11,336)	625,620	10,260,167	—	33,917
Columbia Short Term Bond Fund, Class I Shares	39,832,272	90,204	(39,922,476) [1]	—	—	1,260,302	(44,802)
Columbia Short Term Bond Fund, Class Y Shares	—	37,380,587 [1]	(193,163)	37,187,424	370,386,742	103,506	(6,970)
Columbia Total Return Bond Fund, Class I Shares	22,201,461	102,335	(22,303,796) [1]	—	—	1,254,651	(228,265)
Columbia Total Return Bond Fund, Class Y Shares	—	20,715,438 [1]	(109,537)	20,605,901	185,453,109	105,269	(7,402)
Columbia U.S. Government Mortgage Fund, Class I Shares	36,866,439	145,269	(37,011,708) [1]	—	—	1,096,479	(294,353)
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	34,580,946 [1]	(151,519)	34,429,427	185,574,612	88,656	(11,223)
Columbia U.S. Treasury Index Fund, Class I Shares	9,050,066	21,032	(9,071,098) [1]	—	—	324,653	(216,893)
Columbia U.S. Treasury Index Fund, Class Y Shares	—	8,411,937 [1]	(39,649)	8,372,288	92,681,225	26,661	(12,641)
Total of Affiliated Transactions	123,508,969	115,729,247	(124,631,298)	114,606,918	1,029,536,914	5,550,522	1,283,169

[1]	Includes the effect of underlying share class exchange.

(b)	Includes the effect of underlying share class exchange.
(c)	Non-income producing security.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Columbia Thermostat FundSM | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,003,123,000	31,179,000	(2,969,000)	28,210,000
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Equity Funds	102,688,467	—	—	102,688,467
Fixed-Income Funds	926,848,447	—	—	926,848,447
Money Market Funds	1,796,310	—	—	1,796,310
Total Investments	1,031,333,224	—	—	1,031,333,224
There were no transfers of financial assets between levels during the period.
28	Columbia Thermostat FundSM | Quarterly Report 2017

Portfolio of Investments
Columbia Acorn Emerging Markets FundSM, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.7%
Issuer	Shares	Value ($)
Brazil 2.0%
Raia Drogasil SA Dominant Drugstore Chain in Brazil	109,000	2,053,194
Cambodia 2.2%
NagaCorp Ltd. Casino & Entertainment Complex in Cambodia	4,056,000	2,317,909
Cayman Islands 3.2%
Bitauto Holdings Ltd., ADR(a) Automotive Information Website for Buyers & Dealers	59,444	1,522,361
Silicon Motion Technology Corp., ADR Storage Controller IC Designer	38,748	1,811,469
Total		3,333,830
China 8.0%
51job, Inc., ADR(a) Integrated Human Resource Services	59,912	2,196,374
China Medical System Holdings Ltd. Pharmaceutical & Medical Products	808,000	1,433,442
New Oriental Education & Technology Group, Inc., ADR(a) Education Service Provider	44,000	2,656,720
TravelSky Technology Ltd., Class H Chinese Air Travel Transaction Processor	836,000	1,975,368
Total		8,261,904
Finland 1.3%
Tikkurila OYJ Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe	68,395	1,386,312
Hong Kong 3.7%
Value Partners Group Ltd. Mutual Fund Management	1,259,000	1,200,001
Vitasoy International Holdings Ltd. Hong Kong Soy Food Brand	1,337,000	2,657,754
Total		3,857,755
India 18.6%
Amara Raja Batteries Ltd. Indian Maker of Auto & Industrial Batteries, Mostly for the Replacement Market	162,667	2,229,846
Credit Analysis & Research Ltd. Credit Rating Agency in India	171,000	4,455,942
GRUH Finance Ltd. Rural & Small Town Mortgage & Home Equity Lending in India	594,074	3,621,718
TVS Motor Co., Ltd. Indian Maker of Scooters, Mopeds, Motorcycles & Three-wheelers	449,523	2,982,508
Common Stocks (continued)
Issuer	Shares	Value ($)
United Breweries Ltd. Indian Brewer	139,000	1,649,843
Zee Entertainment Enterprises Ltd. Indian Programmer of Pay Television Content	535,472	4,415,785
Total		19,355,642
Indonesia 8.5%
PT Link Net Tbk Fixed Broadband & CATV Service Provider	6,900,000	2,809,088
PT Matahari Department Store Tbk Department Store Chain in Indonesia	1,400,000	1,384,420
PT Media Nusantara Citra Tbk Media Company in Indonesia	18,200,000	2,525,674
PT Tower Bersama Infrastructure Tbk Communications Towers	5,100,000	2,086,248
Total		8,805,430
Mexico 6.4%
Grupo Aeroportuario del Centro Norte SAB de CV Northern Mexican Airport Operator	441,000	2,388,698
Qualitas Controladora SAB de CV Auto Insurer in Mexico & Central America	2,575,000	4,212,755
Total		6,601,453
Philippines 3.1%
Melco Crown Philippines Resorts Corp.(a) Integrated Resort Operator in Manila	9,000,000	1,197,954
Puregold Price Club, Inc. Supermarket Operator in the Philippines	1,710,000	1,489,327
RFM Corp. Flour, Bread, Pasta & Ice Cream Manufacturer/Distributor in the Philippines	5,187,000	496,245
Total		3,183,526
Poland 1.8%
Wawel SA Chocolate & Confectionery Maker in Poland	7,368	1,913,670
Russian Federation 1.6%
X5 Retail Group NV GDR, Registered Shares(a),(b) Russian Grocery Retailer	48,000	1,615,200
South Africa 6.5%
Clicks Group Ltd. South African Drugstore	68,987	658,696
Coronation Fund Managers Ltd. South African Fund Manager	244,885	1,154,311
Famous Brands Ltd. Quick Service Restaurant & Cafe Franchise System in Africa	192,936	2,240,668

Columbia Acorn Emerging Markets FundSM | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rand Merchant Investment Holdings Ltd. Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	882,911	2,717,915
Total		6,771,590
South Korea 12.8%
Koh Young Technology, Inc. Inspection Systems for Printed Circuit Boards	87,387	4,007,731
Korea Investment Holdings Co., Ltd. Brokerage & Asset Management	62,876	2,649,850
Medy-Tox, Inc. Botulinum Toxin ("Botox") & Dermal Fillers	5,449	2,255,960
Modetour Network, Inc. Travel Services	91,305	3,155,628
Yuhan Corp. Pharmaceutical Manufacturing & Distribution	6,150	1,224,135
Total		13,293,304
Spain 1.2%
Prosegur Cia de Seguridad SA, Registered Shares Security Guards	200,000	1,203,350
Sweden 2.0%
Millicom International Cellular SA, SDR Telecoms Operator in Latin America & Africa	37,336	2,082,081
Taiwan 10.1%
Advantech Co., Ltd. Industrial PC & Components	166,988	1,397,903
Basso Industry Corp. Pneumatic Power Tool Maker	362,000	1,100,100
Largan Precision Co., Ltd. Mobile Device Camera Lenses & Modules	16,000	2,519,999
Silergy Corp. Chinese Provider of Analog & Mixed Digital Integrated Circuits	210,000	3,875,070
Common Stocks (continued)
Issuer	Shares	Value ($)
Voltronic Power Technology Corp. Uninterruptible Power Supply Products & Solar Inverters	116,000	1,548,323
Total		10,441,395
Thailand 3.1%
Home Product Center PCL, Foreign Registered Shares Home Improvement Retailer	3,838,000	1,077,630
Samui Airport Property Fund Leasehold Thai Airport Operator	3,033,100	2,100,772
Total		3,178,402
Turkey 2.6%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise Resource Planning (ERP) Software for Small-midsized Companies	178,000	2,735,297
Total Common Stocks (Cost: $86,983,275)		102,391,244

Money Market Funds 1.7%
	Shares	Value ($)
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.635%(c)	1,761,638	1,761,638
Total Money Market Funds (Cost: $1,761,638)		1,761,638
Total Investments (Cost: $88,744,913)		104,152,882
Other Assets & Liabilities, Net		(374,864)
Net Assets		$103,778,018

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $1,615,200 or 1.56% of net assets.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
30	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, March 31, 2017 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
88,745,000	19,750,000	(4,342,000)	15,408,000
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Brazil	2,053,194	—	—	2,053,194
Cambodia	—	2,317,909	—	2,317,909
Cayman Islands	3,333,830	—	—	3,333,830
China	4,853,094	3,408,810	—	8,261,904
Finland	—	1,386,312	—	1,386,312
Hong Kong	—	3,857,755	—	3,857,755
India	—	19,355,642	—	19,355,642
Indonesia	—	8,805,430	—	8,805,430
Mexico	6,601,453	—	—	6,601,453
Philippines	—	3,183,526	—	3,183,526
Poland	—	1,913,670	—	1,913,670
Russian Federation	—	1,615,200	—	1,615,200
South Africa	—	6,771,590	—	6,771,590
South Korea	—	13,293,304	—	13,293,304
Spain	—	1,203,350	—	1,203,350
Sweden	—	2,082,081	—	2,082,081
Columbia Acorn Emerging Markets FundSM | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Taiwan	—	10,441,395	—	10,441,395
Thailand	—	3,178,402	—	3,178,402
Turkey	—	2,735,297	—	2,735,297
Total Common Stocks	16,841,571	85,549,673	—	102,391,244
Money Market Funds	1,761,638	—	—	1,761,638
Total Investments	18,603,209	85,549,673	—	104,152,882
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
32	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2017

Portfolio of Investments
Columbia Acorn European FundSM, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.1%
Issuer	Shares	Value ($)
Belgium 1.6%
Melexis NV Analog & Custom Integrated Circuit Designer	9,217	798,513
Denmark 5.8%
SimCorp AS Software for Investment Managers	29,125	1,754,116
William Demant Holding AS(a) Manufacture & Distribution of Hearing Aids & Diagnostic Equipment	52,898	1,105,202
Total		2,859,318
Finland 6.1%
Munksjo OYJ Specialty Paper Maker	56,522	840,549
Munksjo OYJ(b) Specialty Paper Maker	68,560	1,021,439
Tikkurila OYJ Decorative & Industrial Paint in Scandinavia, Central & Eastern Europe	57,748	1,170,506
Total		3,032,494
France 5.8%
Akka Technologies Engineering Consultancy	36,969	1,687,969
Elior Group(c),(d) Contract Caterer & Travel Concessionary	30,926	701,571
Eurofins Scientific SE Food, Pharmaceuticals & Materials Screening & Testing	1,072	466,421
Total		2,855,961
Germany 14.5%
AURELIUS Equity Opportunities SE & Co. KGaA(d) European Turnaround Investor	20,200	877,274
Deutsche Beteiligungs AG Private Equity Investment Management	14,500	492,675
Fielmann AG Retail Optician Chain	7,724	596,903
MTU Aero Engines AG Airplane Engine Components & Services	9,170	1,192,982
Nemetschek SE Software for Real Estate Design, Construction, & Management	9,000	539,875
Norma Group SE Clamps for Automotive & Industrial Applications	11,000	520,380
Rational AG Commercial Ovens	1,080	502,968
Stroeer SE & Co. KGaA(d) Out of Home & Online Advertising	10,000	556,656
Common Stocks (continued)
Issuer	Shares	Value ($)
Wirecard AG(d) Online Payment Processing & Risk Management	34,010	1,883,029
Total		7,162,742
Italy 4.1%
Brembo SpA High Performance Auto Braking Systems Supplier	10,622	785,843
Industria Macchine Automatiche SpA Food & Drugs Packaging & Machinery	15,092	1,228,441
Total		2,014,284
Malta 4.0%
Kindred Group PLC European Online Gaming Operator	189,040	1,959,882
Netherlands 2.3%
Aalberts Industries NV Flow Control & Heat Treatment	30,701	1,146,314
Norway 2.8%
Atea ASA Nordic IT Hardware/Software Reseller & Integrator	118,307	1,391,653
Poland 0.9%
Wawel SA Chocolate & Confectionery Maker in Poland	1,812	470,626
Spain 5.0%
Bolsas y Mercados Españoles SHMSF SA Spanish Stock Markets	16,000	530,839
Hispania Activos Inmobiliarios SOCIMI SA Real Estate Investment Trust	40,000	574,792
Prosegur Cia de Seguridad SA, Registered Shares Security Guards	74,501	448,254
Viscofan SA Sausage Casings Maker	18,185	940,209
Total		2,494,094
Sweden 8.3%
Byggmax Group AB Nordic Discount DIY Retail Chain	77,000	528,477
NetEnt AB Leading Nordic Provider of Online Casino Games	4,307	34,608
Recipharm AB, B Shares(a),(d) Contract Development Manufacturing Organization	84,554	1,172,441
Sweco AB, Class B Engineering Consultants	59,867	1,364,281

Columbia Acorn European FundSM | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trelleborg AB, Class B Manufacturer of Sealing, Dampening & Protective Solutions for Industry	47,952	1,026,933
Total		4,126,740
Switzerland 4.7%
Inficon Holding AG Gas Detection Instruments	1,339	664,387
Partners Group Holding AG Private Markets Asset Management	3,077	1,654,235
Total		2,318,622
Turkey 1.1%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise Resource Planning (ERP) Software for Small-midsized Companies	36,000	553,206
United Kingdom 29.1%
Abcam PLC Online Sales of Antibodies	84,647	875,478
Assura PLC UK Primary Health Care Property REIT	1,050,863	761,669
Big Yellow Group PLC UK Self Storage	90,309	826,547
Connect Group PLC Newspaper & Magazine Distributor	440,355	743,444
Croda International PLC Oleo-chemicals & Industrial Chemicals	14,411	643,500
Domino’s Pizza Group PLC Pizza Delivery in the UK, Ireland & Switzerland	151,324	585,466
DS Smith PLC Packaging	170,000	924,603
Halma PLC Health & Safety Sensor Technology	126,231	1,619,506
Hastings Group Holdings PLC(c) General Insurance Provider	325,297	1,104,093
LivaNova PLC(a) Neuromodulation & Cardiac Devices	13,451	659,233
Ocado Group PLC(a),(d) Online Grocery Retailer	144,538	436,431
Common Stocks (continued)
Issuer	Shares	Value ($)
Polypipe Group PLC Manufacturer of Plastic Piping & Fittings	117,385	560,343
Rentokil Initial PLC Pest Control, Washroom & Workwear Service Provider	321,679	994,279
Rightmove PLC Internet Real Estate Listings	26,655	1,331,835
Shaftesbury PLC London Prime Retail REIT	94,669	1,085,289
Spirax-Sarco Engineering PLC Steam Systems & Pumps for Manufacturing & Process Industries	7,606	454,465
WH Smith PLC Newsprint, Books & General Stationery Retailer	35,782	794,859
Total		14,401,040
Total Common Stocks (Cost: $37,723,637)		47,585,489

Securities Lending Collateral 2.9%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.670%(e),(f)	1,426,583	1,426,583
Total Securities Lending Collateral (Cost: $1,426,583)		1,426,583

Money Market Funds 2.8%

JPMorgan U.S. Government Money Market Fund, IM Shares, 0.635%(e)	1,406,996	1,406,996
Total Money Market Funds (Cost: $1,406,996)		1,406,996
Total Investments (Cost: $40,557,216)		50,419,068
Obligation to Return Collateral for Securities Loaned		(1,426,583)
Other Assets & Liabilities, Net		521,455
Net Assets		$49,513,940

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Security is traded on a Swedish exchange.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $1,805,664 or 3.65% of net assets.
(d)	All or a portion of this security was on loan at March 31, 2017. The total market value of securities on loan at March 31, 2017 was $1,325,480.
34	Columbia Acorn European FundSM | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(f)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
40,557,000	10,799,000	(937,000)	9,862,000
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Common Stocks
Belgium	—	798,513	—	798,513
Denmark	—	2,859,318	—	2,859,318
Finland	—	3,032,494	—	3,032,494
France	—	2,855,961	—	2,855,961
Germany	—	7,162,742	—	7,162,742
Italy	—	2,014,284	—	2,014,284
Malta	—	1,959,882	—	1,959,882
Netherlands	—	1,146,314	—	1,146,314
Norway	—	1,391,653	—	1,391,653
Poland	—	470,626	—	470,626
Columbia Acorn European FundSM | Quarterly Report 2017	35

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Spain	—	2,494,094	—	2,494,094
Sweden	—	4,126,740	—	4,126,740
Switzerland	—	2,318,622	—	2,318,622
Turkey	—	553,206	—	553,206
United Kingdom	659,233	13,741,807	—	14,401,040
Total Common Stocks	659,233	46,926,256	—	47,585,489
Securities Lending Collateral	1,426,583	—	—	1,426,583
Money Market Funds	1,406,996	—	—	1,406,996
Total Investments	3,492,812	46,926,256	—	50,419,068
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
36	Columbia Acorn European FundSM | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                    Columbia Acorn Trust

By (Signature and Title)              /s/ P. Zachary Egan

                                                      P. Zachary Egan, President and Principal Executive Officer

Date                                               May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ P. Zachary Egan

                                                      P. Zachary Egan, President and Principal Executive Officer

Date                                               May 23, 2017

By (Signature and Title)              /s/ John M. Kunka

                                           John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date                                               May 23, 2017